UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-7205

Variable Insurance Products Fund III

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210
(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2015

This report on Form N-Q relates solely to the Registrant’s Balanced Portfolio, Dynamic Capital Appreciation Portfolio, Growth & Income Portfolio, Growth Opportunities Portfolio and Value Strategies Portfolio series (each, a “Fund” and collectively, the “Funds”).

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Balanced Portfolio

September 30, 2015

1.808794.111
VIPBAL-QTLY-1115

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 64.1%
	Shares	Value
CONSUMER DISCRETIONARY - 9.5%
Automobiles - 0.2%
Tesla Motors, Inc. (a)	23,900	$5,936,760
Diversified Consumer Services - 0.4%
2U, Inc. (a)	44,600	1,601,140
H&R Block, Inc.	234,441	8,486,764
New Oriental Education & Technology Group, Inc. sponsored ADR	10,900	220,289
		10,308,193
Hotels, Restaurants & Leisure - 2.5%
ARAMARK Holdings Corp.	20,606	610,762
Extended Stay America, Inc. unit	430,062	7,216,440
McDonald's Corp.	326,730	32,192,707
Panera Bread Co. Class A (a)	42,329	8,186,852
Starbucks Corp.	304,490	17,307,212
Wynn Resorts Ltd. (b)	115,700	6,145,984
		71,659,957
Internet & Catalog Retail - 1.7%
Amazon.com, Inc. (a)	17,300	8,855,697
Groupon, Inc. Class A (a)	133,900	436,514
Liberty Interactive Corp. Qvc G Series A (a)	559,778	14,682,977
Priceline Group, Inc. (a)	11,800	14,594,948
Travelport Worldwide Ltd.	624,464	8,255,414
Vipshop Holdings Ltd. ADR (a)	108,700	1,826,160
		48,651,710
Media - 1.8%
Bona Film Group Ltd. sponsored ADR (a)	93,733	1,116,360
Comcast Corp. Class A	503,000	28,610,640
DreamWorks Animation SKG, Inc. Class A (a)(b)	194,660	3,396,817
Manchester United PLC	179,600	3,083,732
Msg Network, Inc. Class A (a)	193,173	13,935,500
		50,143,049
Multiline Retail - 1.1%
B&M European Value Retail S.A.	1,628,483	8,016,189
Dollar General Corp.	329,342	23,857,534
		31,873,723
Specialty Retail - 1.0%
AutoZone, Inc. (a)	5,100	3,691,533
Michaels Companies, Inc. (a)	336,501	7,773,173
TJX Companies, Inc.	233,123	16,649,645
		28,114,351
Textiles, Apparel & Luxury Goods - 0.8%
lululemon athletica, Inc. (a)	49,000	2,481,850
NIKE, Inc. Class B	176,000	21,642,720
		24,124,570

TOTAL CONSUMER DISCRETIONARY		270,812,313

CONSUMER STAPLES - 6.3%
Beverages - 1.4%
Anheuser-Busch InBev SA NV	21,800	2,318,551
Constellation Brands, Inc. Class A (sub. vtg.)	51,100	6,398,231
Monster Beverage Corp. (a)	43,200	5,838,048
The Coca-Cola Co.	645,086	25,880,850
		40,435,680
Food & Staples Retailing - 1.4%
CVS Health Corp.	203,176	19,602,420
Kroger Co.	306,474	11,054,517
Sprouts Farmers Market LLC (a)	91,500	1,930,650
United Natural Foods, Inc. (a)	5,100	247,401
Wal-Mart Stores, Inc.	28,800	1,867,392
Whole Foods Market, Inc.	162,800	5,152,620
		39,855,000
Food Products - 0.7%
Blue Buffalo Pet Products, Inc. (a)	33,350	597,299
Keurig Green Mountain, Inc.	116,068	6,051,786
Mead Johnson Nutrition Co. Class A	116,052	8,170,061
Nestle SA	25,535	1,920,377
The Hershey Co.	48,800	4,483,744
		21,223,267
Household Products - 0.9%
Colgate-Palmolive Co.	245,600	15,585,776
Procter & Gamble Co.	129,676	9,328,891
		24,914,667
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	48,712	3,930,084
Nu Skin Enterprises, Inc. Class A	40,916	1,689,012
		5,619,096
Tobacco - 1.7%
Altria Group, Inc.	412,400	22,434,560
British American Tobacco PLC sponsored ADR	186,819	20,565,036
Philip Morris International, Inc.	67,300	5,338,909
Reynolds American, Inc.	4,200	185,934
		48,524,439

TOTAL CONSUMER STAPLES		180,572,149

ENERGY - 4.6%
Energy Equipment & Services - 1.0%
Aspen Aerogels, Inc. (a)	26,837	201,278
Baker Hughes, Inc.	79,300	4,126,772
Dril-Quip, Inc. (a)	23,100	1,344,882
Halliburton Co.	121,600	4,298,560
Independence Contract Drilling, Inc. (a)	117,373	584,518
Oceaneering International, Inc.	47,700	1,873,656
Schlumberger Ltd.	234,600	16,180,362
		28,610,028
Oil, Gas & Consumable Fuels - 3.6%
Anadarko Petroleum Corp.	220,374	13,308,386
Apache Corp.	76,500	2,995,740
Black Stone Minerals LP	123,900	1,709,820
Cabot Oil & Gas Corp.	184,260	4,027,924
Chevron Corp.	180,500	14,237,840
Cimarex Energy Co.	27,185	2,785,919
Columbia Pipeline Group, Inc.	56,100	1,026,069
Emerald Oil, Inc. warrants 2/4/16 (a)	1,087	0
EOG Resources, Inc.	86,266	6,280,165
Exxon Mobil Corp.	182,700	13,583,745
Kinder Morgan, Inc.	42,200	1,168,096
Memorial Resource Development Corp. (a)	161,050	2,831,259
Noble Energy, Inc.	271,313	8,188,226
Parsley Energy, Inc. Class A (a)	170,648	2,571,665
Phillips 66 Co.	107,126	8,231,562
Pioneer Natural Resources Co.	43,700	5,315,668
PrairieSky Royalty Ltd. (b)	92,500	1,757,812
SM Energy Co.	105,100	3,367,404
Suncor Energy, Inc.	256,180	6,851,303
Synergy Resources Corp. (a)	70,500	690,900
		100,929,503

TOTAL ENERGY		129,539,531

FINANCIALS - 10.0%
Banks - 4.1%
Bank of America Corp.	1,488,887	23,196,859
Citigroup, Inc.	551,354	27,352,672
Huntington Bancshares, Inc.	311,730	3,304,338
JPMorgan Chase & Co.	583,300	35,563,801
Regions Financial Corp.	331,000	2,982,310
Synovus Financial Corp.	79,942	2,366,283
U.S. Bancorp	327,347	13,424,500
Wells Fargo & Co.	166,800	8,565,180
		116,755,943
Capital Markets - 1.1%
Artisan Partners Asset Management, Inc.	36,700	1,292,941
BlackRock, Inc. Class A	21,472	6,387,276
E*TRADE Financial Corp. (a)	118,800	3,128,004
Goldman Sachs Group, Inc.	75,000	13,032,000
Invesco Ltd.	80,612	2,517,513
Northern Trust Corp.	67,500	4,600,800
Oaktree Capital Group LLC Class A	15,191	751,955
The Blackstone Group LP	22,350	707,825
		32,418,314
Consumer Finance - 1.3%
Capital One Financial Corp.	378,131	27,422,060
Imperial Holdings, Inc. warrants 4/11/19	6,565	2,311
Navient Corp.	185,052	2,079,984
SLM Corp. (a)	434,752	3,217,165
Springleaf Holdings, Inc. (a)	89,800	3,926,056
		36,647,576
Diversified Financial Services - 0.8%
Berkshire Hathaway, Inc.:
Class A (a)	17	3,319,080
Class B (a)	80,700	10,523,280
IntercontinentalExchange, Inc.	28,100	6,603,219
KBC Ancora	38,000	1,461,515
PICO Holdings, Inc. (a)	48,568	470,138
		22,377,232
Insurance - 1.2%
Direct Line Insurance Group PLC	628,345	3,563,533
Fairfax Financial Holdings Ltd. (sub. vtg.)	1,300	592,028
Marsh & McLennan Companies, Inc.	128,333	6,701,549
MetLife, Inc.	169,491	7,991,501
Principal Financial Group, Inc.	48,800	2,310,192
The Chubb Corp.	84,200	10,327,130
Unum Group	59,100	1,895,928
WMI Holdings Corp. (a)	57	147
		33,382,008
Real Estate Investment Trusts - 1.3%
Altisource Residential Corp. Class B	64,400	896,448
American Tower Corp.	24,800	2,181,904
Boston Properties, Inc.	40,700	4,818,880
Care Capital Properties, Inc.	23,250	765,623
Crown Castle International Corp.	11,100	875,457
Digital Realty Trust, Inc.	109,300	7,139,476
Duke Realty LP	167,300	3,187,065
Extra Space Storage, Inc.	21,600	1,666,656
FelCor Lodging Trust, Inc.	132,600	937,482
Outfront Media, Inc.	55,920	1,163,136
Store Capital Corp.	186,100	3,844,826
Sun Communities, Inc.	10,600	718,256
Ventas, Inc.	93,000	5,213,580
VEREIT, Inc.	358,700	2,769,164
		36,177,953
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (a)	168,706	5,398,592
Thrifts & Mortgage Finance - 0.0%
Washington Mutual, Inc. (a)	101,600	1

TOTAL FINANCIALS		283,157,619

HEALTH CARE - 9.6%
Biotechnology - 2.7%
Alexion Pharmaceuticals, Inc. (a)	54,550	8,531,075
Amgen, Inc.	109,409	15,133,453
Baxalta, Inc.	134,700	4,244,397
Biogen, Inc. (a)	24,091	7,029,995
BioMarin Pharmaceutical, Inc. (a)	37,800	3,981,096
Celgene Corp. (a)	131,500	14,224,355
Gilead Sciences, Inc.	199,783	19,616,693
Vertex Pharmaceuticals, Inc. (a)	52,000	5,415,280
		78,176,344
Health Care Equipment & Supplies - 1.8%
Boston Scientific Corp. (a)	827,680	13,582,229
Edwards Lifesciences Corp. (a)	34,000	4,833,780
Medtronic PLC	339,856	22,749,961
The Cooper Companies, Inc.	27,214	4,051,076
Zimmer Biomet Holdings, Inc.	69,330	6,512,167
		51,729,213
Health Care Providers & Services - 2.0%
Brookdale Senior Living, Inc. (a)	40,900	939,064
Cigna Corp.	91,800	12,394,836
HCA Holdings, Inc. (a)	99,700	7,712,792
Henry Schein, Inc. (a)	51,324	6,811,721
McKesson Corp.	69,028	12,772,251
UnitedHealth Group, Inc.	143,500	16,647,435
		57,278,099
Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.	141,300	4,850,829
Thermo Fisher Scientific, Inc.	69,817	8,537,223
		13,388,052
Pharmaceuticals - 2.6%
AbbVie, Inc.	142,329	7,744,121
Allergan PLC (a)	77,723	21,125,889
Bristol-Myers Squibb Co.	345,560	20,457,152
Endo Health Solutions, Inc. (a)	90,200	6,249,056
Horizon Pharma PLC (a)	149,800	2,969,036
Horizon Pharma PLC warrants 9/25/17 (a)	164,400	2,524,605
Shire PLC	44,000	3,007,927
Teva Pharmaceutical Industries Ltd. sponsored ADR	150,300	8,485,938
		72,563,724

TOTAL HEALTH CARE		273,135,432

INDUSTRIALS - 6.3%
Aerospace & Defense - 0.6%
TransDigm Group, Inc. (a)	84,600	17,969,886
Electrical Equipment - 1.1%
AMETEK, Inc.	621,591	32,521,641
Industrial Conglomerates - 2.7%
Danaher Corp.	484,318	41,268,737
Roper Industries, Inc.	224,881	35,238,853
		76,507,590
Machinery - 0.8%
Colfax Corp. (a)	194,964	5,831,373
Deere & Co. (b)	55,990	4,143,260
WABCO Holdings, Inc. (a)	59,678	6,256,045
Wabtec Corp.	68,200	6,005,010
		22,235,688
Road & Rail - 0.7%
J.B. Hunt Transport Services, Inc.	270,246	19,295,564
Trading Companies & Distributors - 0.4%
AerCap Holdings NV (a)	29,800	1,139,552
HD Supply Holdings, Inc. (a)	352,500	10,088,550
		11,228,102

TOTAL INDUSTRIALS		179,758,471

INFORMATION TECHNOLOGY - 12.3%
Communications Equipment - 0.9%
Cisco Systems, Inc.	271,959	7,138,924
QUALCOMM, Inc.	367,708	19,756,951
		26,895,875
Electronic Equipment & Components - 0.1%
Trimble Navigation Ltd. (a)	130,285	2,139,280
Internet Software & Services - 3.6%
58.com, Inc. ADR (a)	31,500	1,482,075
Alibaba Group Holding Ltd. sponsored ADR (b)	296,600	17,490,502
Cvent, Inc. (a)	178,878	6,021,033
Facebook, Inc. Class A (a)	226,004	20,317,760
Google, Inc. Class C	73,149	44,505,315
HomeAway, Inc. (a)	41,300	1,096,102
Just Dial Ltd.	88,692	1,334,629
Opower, Inc. (a)(b)	291,563	2,597,826
Tencent Holdings Ltd.	100	1,686
Velti PLC (a)(c)	284,296	844
Yahoo!, Inc. (a)	53,300	1,540,903
Youku Tudou, Inc. ADR (a)	295,000	5,200,850
		101,589,525
IT Services - 0.8%
Alliance Data Systems Corp. (a)	8,900	2,304,922
ASAC II LP (a)(c)	444,553	9,340,282
Fidelity National Information Services, Inc.	46,500	3,119,220
Global Payments, Inc.	25,200	2,891,196
Sabre Corp.	124,842	3,393,206
Worldline SA (a)(d)	56,300	1,440,630
		22,489,456
Semiconductors & Semiconductor Equipment - 2.0%
Analog Devices, Inc.	101,200	5,708,692
Atmel Corp.	710,363	5,732,629
Avago Technologies Ltd.	15,500	1,937,655
Broadcom Corp. Class A	90,800	4,669,844
Intersil Corp. Class A	199,874	2,338,526
Marvell Technology Group Ltd.	1,176,100	10,643,705
Maxim Integrated Products, Inc.	64,454	2,152,764
Micron Technology, Inc. (a)	192,200	2,879,156
NVIDIA Corp.	90,300	2,225,895
Qorvo, Inc. (a)	393,365	17,721,093
Semtech Corp. (a)	94,000	1,419,400
		57,429,359
Software - 2.0%
Activision Blizzard, Inc.	48,700	1,504,343
Adobe Systems, Inc. (a)	74,031	6,086,829
Autodesk, Inc. (a)	198,700	8,770,618
Electronic Arts, Inc. (a)	189,200	12,818,300
Fleetmatics Group PLC (a)	44,316	2,175,472
Imperva, Inc. (a)	66,587	4,360,117
Microsoft Corp.	202,100	8,944,946
RealPage, Inc. (a)	5,200	86,424
Salesforce.com, Inc. (a)	137,000	9,511,910
Varonis Systems, Inc. (a)	77,732	1,211,065
Zendesk, Inc. (a)	122,500	2,414,475
		57,884,499
Technology Hardware, Storage & Peripherals - 2.9%
Apple, Inc.	534,811	58,989,650
Electronics for Imaging, Inc. (a)	65,127	2,818,697
Hewlett-Packard Co.	445,200	11,401,572
SanDisk Corp.	53,600	2,912,088
Western Digital Corp.	77,000	6,116,880
		82,238,887

TOTAL INFORMATION TECHNOLOGY		350,666,881

MATERIALS - 2.3%
Chemicals - 1.9%
Ashland, Inc.	13,300	1,338,246
CF Industries Holdings, Inc.	37,800	1,697,220
E.I. du Pont de Nemours & Co.	136,200	6,564,840
Eastman Chemical Co.	80,896	5,235,589
Ecolab, Inc.	176,400	19,354,608
LyondellBasell Industries NV Class A	67,612	5,636,136
Monsanto Co.	89,767	7,660,716
PPG Industries, Inc.	48,400	4,244,196
W.R. Grace & Co. (a)	30,525	2,840,351
		54,571,902
Construction Materials - 0.1%
Eagle Materials, Inc.	42,700	2,921,534
Containers & Packaging - 0.3%
Graphic Packaging Holding Co.	156,298	1,999,051
WestRock Co.	104,122	5,356,036
		7,355,087

TOTAL MATERIALS		64,848,523

TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 1.4%
AT&T, Inc.	502,921	16,385,166
Cogent Communications Group, Inc.	38,600	1,048,376
Frontier Communications Corp.	135,400	643,150
inContact, Inc. (a)	169,400	1,272,194
Level 3 Communications, Inc. (a)	82,204	3,591,493
Verizon Communications, Inc.	400,396	17,421,230
		40,361,609
Wireless Telecommunication Services - 0.0%
Telephone & Data Systems, Inc.	26,000	648,960

TOTAL TELECOMMUNICATION SERVICES		41,010,569

UTILITIES - 1.8%
Electric Utilities - 1.0%
Edison International	67,805	4,276,461
Exelon Corp.	306,800	9,111,960
NextEra Energy, Inc.	93,251	9,096,635
PPL Corp.	184,650	6,073,139
		28,558,195
Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy, Inc.	149,000	2,212,650
NRG Yield, Inc. Class C	50,000	580,500
The AES Corp.	6,900	67,551
		2,860,701
Multi-Utilities - 0.7%
Dominion Resources, Inc.	105,700	7,439,166
DTE Energy Co.	6,700	538,479
NiSource, Inc.	81,300	1,508,115
PG&E Corp.	71,450	3,772,560
Sempra Energy	69,095	6,682,868
		19,941,188

TOTAL UTILITIES		51,360,084

TOTAL COMMON STOCKS
(Cost $1,709,425,402)		1,824,861,572

Convertible Preferred Stocks - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Southwestern Energy Co. Series B 6.25%
(Cost $2,300,000)	46,000	1,429,680
	Principal Amount	Value

Convertible Bonds - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Amyris, Inc. 3% 2/27/17 (Cost $1,162,000)	1,162,000	1,046,056

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.08% 10/22/15 to 11/19/15 (e)
(Cost $1,279,938)	1,280,000	1,280,014
	Shares	Value

Fixed-Income Funds - 34.1%
Fidelity High Income Central Fund 2 (f)	515,600	$54,550,504
Fidelity VIP Investment Grade Central Fund (f)	8,747,877	916,602,504
TOTAL FIXED-INCOME FUNDS
(Cost $956,814,582)		971,153,008

Money Market Funds - 2.3%
Fidelity Cash Central Fund, 0.18% (g)	50,445,479	50,445,479
Fidelity Securities Lending Cash Central Fund, 0.20% (g)(h)	15,475,575	15,475,575
TOTAL MONEY MARKET FUNDS
(Cost $65,921,054)		65,921,054
TOTAL INVESTMENT PORTFOLIO - 100.7%
(Cost $2,736,902,976)		2,865,691,384
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(19,333,503)
NET ASSETS - 100%		$2,846,357,881

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
195 CME E-mini S&P 500 Index Contracts (United States)	Dec. 2015	18,609,825	$(331,202)

The face value of futures purchased as a percentage of Net Assets is 0.7%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,341,126 or 0.3% of net assets.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,440,630 or 0.1% of net assets.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $951,000.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
ASAC II LP	10/10/13	$4,445,530
Velti PLC	4/19/13	$426,444

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$77,973
Fidelity High Income Central Fund 2	2,576,573
Fidelity Securities Lending Cash Central Fund	36,460
Fidelity VIP Investment Grade Central Fund	18,729,843
Total	$21,420,849

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity High Income Central Fund 2	$55,811,727	$2,576,757	$--	$54,550,504	7.1%
Fidelity VIP Investment Grade Central Fund	761,872,397	171,288,806	--	916,602,504	19.6%
Total	$817,684,124	$173,865,563	$--	$971,153,008

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$270,812,313	$270,812,313	$--	$--
Consumer Staples	180,572,149	176,333,221	4,238,928	--
Energy	130,969,211	130,969,211	--	--
Financials	283,157,619	283,155,307	2,311	1
Health Care	273,135,432	267,602,900	5,532,532	--
Industrials	179,758,471	179,758,471	--	--
Information Technology	350,666,881	339,989,440	1,337,159	9,340,282
Materials	64,848,523	64,848,523	--	--
Telecommunication Services	41,010,569	41,010,569	--	--
Utilities	51,360,084	51,360,084	--	--
Corporate Bonds	1,046,056	--	1,046,056	--
U.S. Government and Government Agency Obligations	1,280,014	--	1,280,014	--
Fixed-Income Funds	971,153,008	971,153,008	--	--
Money Market Funds	65,921,054	65,921,054	--	--
Total Investments in Securities:	$2,865,691,384	$2,842,914,101	$13,437,000	$9,340,283
Derivative Instruments:
Liabilities
Futures Contracts	$(331,202)	$(331,202)	$--	$--
Total Liabilities	$(331,202)	$(331,202)	$--	$--
Total Derivative Instruments:	$(331,202)	$(331,202)	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At September 30, 2015, the cost of investment securities for income tax purposes was $2,740,070,453. Net unrealized appreciation aggregated $125,620,931, of which $288,684,622 related to appreciated investment securities and $163,063,691 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Dynamic Capital Appreciation Portfolio

September 30, 2015

1.808777.111
VIPDCA-QTLY-1115

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.6%
	Shares	Value
CONSUMER DISCRETIONARY - 31.2%
Automobiles - 3.2%
Ford Motor Co.	360,750	$4,895,378
Suzuki Motor Corp.	28,600	879,449
Tesla Motors, Inc. (a)	4,000	993,600
		6,768,427
Hotels, Restaurants & Leisure - 9.0%
Dalata Hotel Group PLC (a)(b)	142,540	684,879
Las Vegas Sands Corp.	200,869	7,626,996
Paddy Power PLC (Ireland)	9,787	1,128,595
Starbucks Corp.	73,142	4,157,391
Whitbread PLC	48,260	3,407,888
Wyndham Worldwide Corp.	32,499	2,336,678
		19,342,427
Household Durables - 0.8%
Cairn Homes PLC (a)	658,300	768,686
Tempur Sealy International, Inc. (a)	14,099	1,007,092
		1,775,778
Internet & Catalog Retail - 1.5%
Amazon.com, Inc. (a)	6,100	3,122,529
Leisure Products - 1.5%
Polaris Industries, Inc. (c)	27,213	3,262,022
Media - 3.7%
Havas SA	103,200	840,651
Interpublic Group of Companies, Inc.	63,084	1,206,797
ITV PLC	255,800	951,925
The Walt Disney Co.	48,800	4,987,360
		7,986,733
Multiline Retail - 1.8%
Dillard's, Inc. Class A (c)	18,581	1,623,794
JC Penney Corp., Inc. (a)(c)	252,300	2,343,867
		3,967,661
Specialty Retail - 9.7%
AutoZone, Inc. (a)	5,457	3,949,940
Home Depot, Inc.	56,972	6,579,696
L Brands, Inc.	16,600	1,496,158
Ross Stores, Inc.	8,700	421,689
TJX Companies, Inc.	38,890	2,777,524
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	14,219	2,322,674
Urban Outfitters, Inc. (a)	38,043	1,117,703
Williams-Sonoma, Inc.	28,100	2,145,435
		20,810,819

TOTAL CONSUMER DISCRETIONARY		67,036,396

CONSUMER STAPLES - 1.5%
Tobacco - 1.5%
Imperial Tobacco Group PLC	40,957	2,114,616
Reynolds American, Inc.	26,900	1,190,863
		3,305,479
FINANCIALS - 19.7%
Banks - 2.6%
JPMorgan Chase & Co.	89,400	5,450,718
Capital Markets - 12.1%
Ameriprise Financial, Inc.	63,392	6,917,969
BlackRock, Inc. Class A	9,554	2,842,028
Charles Schwab Corp.	73,760	2,106,586
E*TRADE Financial Corp. (a)	206,106	5,426,771
Fortress Investment Group LLC	110,000	610,500
Goldman Sachs Group, Inc.	30,949	5,377,698
Morgan Stanley	35,000	1,102,500
Waddell & Reed Financial, Inc. Class A	11,885	413,241
WisdomTree Investments, Inc. (c)	80,000	1,290,400
		26,087,693
Diversified Financial Services - 5.0%
CME Group, Inc.	45,261	4,197,505
McGraw Hill Financial, Inc.	48,376	4,184,524
Moody's Corp.	24,055	2,362,201
		10,744,230

TOTAL FINANCIALS		42,282,641

HEALTH CARE - 27.2%
Biotechnology - 21.5%
Actelion Ltd.	19,191	2,435,796
Amgen, Inc.	44,301	6,127,714
Biogen, Inc. (a)	13,140	3,834,383
BioMarin Pharmaceutical, Inc. (a)	8,200	863,624
Celgene Corp. (a)	107,406	11,618,107
Gilead Sciences, Inc.	174,084	17,093,310
Medivation, Inc. (a)	99,722	4,238,185
		46,211,119
Health Care Equipment & Supplies - 1.2%
Boston Scientific Corp. (a)	100,128	1,643,100
Intuitive Surgical, Inc. (a)	1,900	873,202
		2,516,302
Pharmaceuticals - 4.5%
Allergan PLC (a)	8,593	2,335,663
Astellas Pharma, Inc.	78,600	1,017,405
Cardiome Pharma Corp. (a)	14,200	119,848
Jazz Pharmaceuticals PLC (a)	25,856	3,433,935
Pacira Pharmaceuticals, Inc. (a)(c)	42,839	1,760,683
The Medicines Company (a)	30,000	1,138,800
		9,806,334

TOTAL HEALTH CARE		58,533,755

INDUSTRIALS - 4.3%
Airlines - 1.0%
Ryanair Holdings PLC sponsored ADR	27,700	2,168,910
Electrical Equipment - 0.4%
Acuity Brands, Inc.	5,109	897,038
Industrial Conglomerates - 1.5%
General Electric Co.	129,269	3,260,164
Machinery - 0.7%
Wabtec Corp.	15,536	1,367,945
Road & Rail - 0.7%
Union Pacific Corp.	17,198	1,520,475

TOTAL INDUSTRIALS		9,214,532

INFORMATION TECHNOLOGY - 8.0%
Internet Software & Services - 2.5%
Facebook, Inc. Class A (a)	34,061	3,062,084
Google, Inc. Class A (a)	3,662	2,337,711
		5,399,795
IT Services - 0.5%
PayPal Holdings, Inc. (a)	39,300	1,219,872
Semiconductors & Semiconductor Equipment - 0.9%
Altera Corp.	38,477	1,926,928
Software - 2.9%
Adobe Systems, Inc. (a)	54,166	4,453,529
FireEye, Inc. (a)(c)	12,000	381,840
Globant SA (a)	20,000	611,800
Workday, Inc. Class A (a)	11,800	812,548
		6,259,717
Technology Hardware, Storage & Peripherals - 1.2%
Apple, Inc.	22,771	2,511,641

TOTAL INFORMATION TECHNOLOGY		17,317,953

MATERIALS - 1.7%
Chemicals - 1.7%
CF Industries Holdings, Inc.	34,100	1,531,090
Intrepid Potash, Inc. (a)	130,000	720,200
Potash Corp. of Saskatchewan, Inc.	54,700	1,124,332
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	20,000	290,800
		3,666,422
TOTAL COMMON STOCKS
(Cost $187,713,361)		201,357,178

Money Market Funds - 7.7%
Fidelity Cash Central Fund, 0.18% (d)	9,947,635	9,947,635
Fidelity Securities Lending Cash Central Fund, 0.20% (d)(e)	6,634,375	6,634,375
TOTAL MONEY MARKET FUNDS
(Cost $16,582,010)		16,582,010
TOTAL INVESTMENT PORTFOLIO - 101.3%
(Cost $204,295,371)		217,939,188
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(2,744,638)
NET ASSETS - 100%		$215,194,550

Legend

 (a) Non-income producing

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$15,146
Fidelity Securities Lending Cash Central Fund	24,800
Total	$39,946

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$67,036,396	$66,156,947	$879,449	$--
Consumer Staples	3,305,479	3,305,479	--	--
Financials	42,282,641	42,282,641	--	--
Health Care	58,533,755	57,516,350	1,017,405	--
Industrials	9,214,532	9,214,532	--	--
Information Technology	17,317,953	17,317,953	--	--
Materials	3,666,422	3,666,422	--	--
Money Market Funds	16,582,010	16,582,010	--	--
Total Investments in Securities:	$217,939,188	$216,042,334	$1,896,854	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At September 30, 2015, the cost of investment securities for income tax purposes was $204,434,617. Net unrealized appreciation aggregated $13,504,571, of which $26,581,925 related to appreciated investment securities and $13,077,354 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Growth & Income Portfolio

September 30, 2015

1.808773.111
VIPGI-QTLY-1115

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
		Shares	Value
CONSUMER DISCRETIONARY - 9.6%
Automobiles - 0.2%
Harley-Davidson, Inc.		28,700	$1,575,630
Diversified Consumer Services - 0.4%
H&R Block, Inc.		113,392	4,104,790
Hotels, Restaurants & Leisure - 0.8%
Las Vegas Sands Corp.		60,700	2,304,779
Yum! Brands, Inc.		74,189	5,931,411
			8,236,190
Household Durables - 0.2%
Tupperware Brands Corp.		44,100	2,182,509
Leisure Products - 0.1%
Mattel, Inc.		60,400	1,272,024
Media - 4.5%
Comcast Corp. Class A (special) (non-vtg.) (a)		337,871	19,339,736
Scripps Networks Interactive, Inc. Class A		79,155	3,893,634
Sinclair Broadcast Group, Inc. Class A		128,518	3,254,076
Time Warner, Inc.		172,649	11,869,619
Viacom, Inc. Class B (non-vtg.)		142,900	6,166,135
			44,523,200
Multiline Retail - 2.3%
Dillard's, Inc. Class A		6,300	550,557
Target Corp.		284,777	22,400,559
			22,951,116
Specialty Retail - 1.1%
Lowe's Companies, Inc.		166,517	11,476,352

TOTAL CONSUMER DISCRETIONARY			96,321,811

CONSUMER STAPLES - 8.4%
Beverages - 3.1%
Diageo PLC		205,420	5,519,003
Molson Coors Brewing Co. Class B		18,000	1,494,360
PepsiCo, Inc.		60,443	5,699,775
SABMiller PLC		53,200	3,007,474
The Coca-Cola Co.		385,853	15,480,422
			31,201,034
Food & Staples Retailing - 1.0%
CVS Health Corp.		66,164	6,383,503
Walgreens Boots Alliance, Inc.		43,523	3,616,761
			10,000,264
Food Products - 0.1%
Mead Johnson Nutrition Co. Class A		20,500	1,443,200
Household Products - 2.1%
Procter & Gamble Co.		292,050	21,010,077
Personal Products - 0.1%
Estee Lauder Companies, Inc. Class A		7,400	597,032
Tobacco - 2.0%
British American Tobacco PLC sponsored ADR		66,657	7,337,603
Imperial Tobacco Group PLC		33,720	1,740,969
Philip Morris International, Inc.		133,538	10,593,570
			19,672,142

TOTAL CONSUMER STAPLES			83,923,749

ENERGY - 9.0%
Energy Equipment & Services - 1.3%
Baker Hughes, Inc.		14,900	775,396
Ensco PLC Class A		231,936	3,265,659
Helmerich & Payne, Inc.		9,500	448,970
National Oilwell Varco, Inc.		31,200	1,174,680
Oceaneering International, Inc.		100,800	3,959,424
Schlumberger Ltd.		41,047	2,831,012
			12,455,141
Oil, Gas & Consumable Fuels - 7.7%
Apache Corp.		158,700	6,214,692
Cenovus Energy, Inc.		82,200	1,246,705
Chevron Corp.		248,868	19,630,708
ConocoPhillips Co.		108,900	5,222,844
EQT Midstream Partners LP		21,800	1,445,994
Foresight Energy LP		29,600	157,768
Golar LNG Ltd.		84,000	2,341,920
Imperial Oil Ltd.		227,800	7,217,223
Kinder Morgan, Inc.		143,500	3,972,080
Legacy Reserves LP		164,988	674,801
Markwest Energy Partners LP		121,912	5,231,244
PrairieSky Royalty Ltd. (a)		82,600	1,569,679
Suncor Energy, Inc.		566,360	15,146,788
The Williams Companies, Inc.		130,590	4,812,242
Williams Partners LP		66,674	2,128,234
			77,012,922

TOTAL ENERGY			89,468,063

FINANCIALS - 22.0%
Banks - 14.9%
Bank of America Corp.		1,698,232	26,458,455
Citigroup, Inc.		540,418	26,810,137
Comerica, Inc.		53,400	2,194,740
Commerce Bancshares, Inc.		33,500	1,526,260
Fifth Third Bancorp		126,400	2,390,224
JPMorgan Chase & Co.		721,032	43,961,320
Lloyds Banking Group PLC		476,700	542,704
M&T Bank Corp.		28,800	3,512,160
PNC Financial Services Group, Inc.		64,872	5,786,582
Regions Financial Corp.		486,100	4,379,761
Standard Chartered PLC (United Kingdom)		274,246	2,658,459
SunTrust Banks, Inc.		256,064	9,791,887
U.S. Bancorp		276,098	11,322,779
UMB Financial Corp.		25,800	1,310,898
Wells Fargo & Co.		107,969	5,544,208
			148,190,574
Capital Markets - 5.0%
Charles Schwab Corp.		205,984	5,882,903
Invesco Ltd.		15,100	471,573
KKR & Co. LP		291,493	4,891,253
Morgan Stanley		241,583	7,609,865
Northern Trust Corp.		110,545	7,534,747
Oaktree Capital Group LLC Class A		39,600	1,960,200
State Street Corp.		239,079	16,068,500
T. Rowe Price Group, Inc.		2,200	152,900
The Blackstone Group LP		119,700	3,790,899
TPG Specialty Lending, Inc.		114,979	1,889,105
			50,251,945
Insurance - 1.4%
ACE Ltd.		7,100	734,140
Marsh & McLennan Companies, Inc.		43,942	2,294,651
MetLife, Inc.		159,914	7,539,945
Principal Financial Group, Inc.		72,900	3,451,086
			14,019,822
Real Estate Investment Trusts - 0.4%
American Tower Corp.		15,200	1,337,296
First Potomac Realty Trust		27,600	303,600
Sabra Health Care REIT, Inc.		33,600	778,848
Ventas, Inc.		17,100	958,626
WP Carey, Inc.		14,800	855,588
			4,233,958
Thrifts & Mortgage Finance - 0.3%
Radian Group, Inc.		167,250	2,660,948

TOTAL FINANCIALS			219,357,247

HEALTH CARE - 10.1%
Biotechnology - 1.6%
Amgen, Inc.		61,344	8,485,102
Biogen, Inc. (b)		21,300	6,215,553
Intercept Pharmaceuticals, Inc. (b)		6,045	1,002,624
			15,703,279
Health Care Equipment & Supplies - 1.6%
Abbott Laboratories		79,697	3,205,413
Ansell Ltd.		37,520	496,826
Medtronic PLC		95,485	6,391,766
St. Jude Medical, Inc.		22,700	1,432,143
Zimmer Biomet Holdings, Inc.		47,300	4,442,889
			15,969,037
Health Care Providers & Services - 1.6%
Cardinal Health, Inc.		20,200	1,551,764
Express Scripts Holding Co. (b)		35,400	2,865,984
McKesson Corp.		47,788	8,842,214
Patterson Companies, Inc.		54,643	2,363,310
			15,623,272
Life Sciences Tools & Services - 0.2%
Agilent Technologies, Inc.		65,000	2,231,450
Pharmaceuticals - 5.1%
AbbVie, Inc.		41,000	2,230,810
Astellas Pharma, Inc.		90,600	1,172,734
Bristol-Myers Squibb Co.		12,000	710,400
GlaxoSmithKline PLC sponsored ADR		332,594	12,788,239
Johnson & Johnson		213,059	19,889,058
Novartis AG sponsored ADR		3,325	305,634
Teva Pharmaceutical Industries Ltd. sponsored ADR		229,803	12,974,677
Theravance, Inc. (a)		129,000	926,220
			50,997,772

TOTAL HEALTH CARE			100,524,810

INDUSTRIALS - 12.9%
Aerospace & Defense - 2.2%
Meggitt PLC		275,691	1,986,000
Rolls-Royce Group PLC		28,000	286,757
The Boeing Co.		99,617	13,044,846
United Technologies Corp.		68,987	6,139,153
			21,456,756
Air Freight & Logistics - 1.8%
C.H. Robinson Worldwide, Inc.		9,900	671,022
PostNL NV (b)		689,200	2,509,025
United Parcel Service, Inc. Class B		149,972	14,800,737
			17,980,784
Airlines - 0.2%
Copa Holdings SA Class A		40,738	1,708,144
Building Products - 0.2%
Lennox International, Inc.		15,200	1,722,616
Commercial Services & Supplies - 0.7%
ADT Corp. (a)		144,107	4,308,799
KAR Auction Services, Inc.		71,458	2,536,759
			6,845,558
Electrical Equipment - 0.8%
Eaton Corp. PLC		21,000	1,077,300
Emerson Electric Co.		87,000	3,842,790
Hubbell, Inc. Class B		36,879	3,132,871
			8,052,961
Industrial Conglomerates - 3.7%
General Electric Co.		1,465,350	36,956,127
Machinery - 0.7%
CLARCOR, Inc.		9,200	438,656
Deere & Co.		34,000	2,516,000
Donaldson Co., Inc.		46,800	1,314,144
IMI PLC		53,700	770,511
Joy Global, Inc. (a)		17,700	264,261
Pentair PLC		17,300	882,992
Valmont Industries, Inc.		6,400	607,296
Xylem, Inc.		14,400	473,040
			7,266,900
Professional Services - 0.1%
Acacia Research Corp.		52,189	473,876
Nielsen Holdings PLC		11,200	498,064
			971,940
Road & Rail - 2.1%
CSX Corp.		306,147	8,235,354
J.B. Hunt Transport Services, Inc.		84,982	6,067,715
Kansas City Southern		30,400	2,762,752
Norfolk Southern Corp.		38,193	2,917,945
Union Pacific Corp.		14,900	1,317,309
			21,301,075
Trading Companies & Distributors - 0.4%
W.W. Grainger, Inc. (a)		2,700	580,527
Watsco, Inc.		32,192	3,814,108
			4,394,635

TOTAL INDUSTRIALS			128,657,496

INFORMATION TECHNOLOGY - 22.0%
Communications Equipment - 3.1%
Cisco Systems, Inc.		555,204	14,574,105
QUALCOMM, Inc.		315,261	16,938,974
			31,513,079
Internet Software & Services - 3.4%
Google, Inc.:
Class A (b)		26,518	16,928,296
Class C		23,283	14,165,843
Yahoo!, Inc. (b)		97,885	2,829,855
			33,923,994
IT Services - 5.9%
Cognizant Technology Solutions Corp. Class A (b)		23,908	1,496,880
Fidelity National Information Services, Inc.		34,856	2,338,140
IBM Corp.		81,958	11,881,451
Leidos Holdings, Inc.		8,300	342,873
MasterCard, Inc. Class A		133,310	12,013,897
Paychex, Inc.		260,031	12,385,277
The Western Union Co.		134,899	2,476,746
Unisys Corp. (b)		137,800	1,639,820
Visa, Inc. Class A		200,876	13,993,022
			58,568,106
Semiconductors & Semiconductor Equipment - 0.7%
Analog Devices, Inc.		26,800	1,511,788
Broadcom Corp. Class A		42,194	2,170,037
Marvell Technology Group Ltd.		156,000	1,411,800
Maxim Integrated Products, Inc.		65,800	2,197,720
			7,291,345
Software - 3.7%
Microsoft Corp.		677,713	29,995,577
Oracle Corp.		194,791	7,035,851
			37,031,428
Technology Hardware, Storage & Peripherals - 5.2%
Apple, Inc.		310,558	34,254,547
EMC Corp.		448,605	10,838,297
First Data Holdings, Inc. Class B(b)(c)		739,120	3,370,387
Hewlett-Packard Co.		41,000	1,050,010
Western Digital Corp.		26,800	2,128,992
			51,642,233

TOTAL INFORMATION TECHNOLOGY			219,970,185

MATERIALS - 3.0%
Chemicals - 2.6%
Airgas, Inc.		55,801	4,984,703
E.I. du Pont de Nemours & Co.		50,752	2,446,246
LyondellBasell Industries NV Class A		15,600	1,300,416
Monsanto Co.		116,819	9,969,333
Potash Corp. of Saskatchewan, Inc.		137,200	2,820,079
Syngenta AG (Switzerland)		12,530	4,014,747
Tronox Ltd. Class A		54,700	239,039
			25,774,563
Containers & Packaging - 0.2%
Packaging Corp. of America		15,000	902,400
WestRock Co.		26,300	1,352,872
			2,255,272
Metals & Mining - 0.2%
Freeport-McMoRan, Inc.		146,600	1,420,554
Paper & Forest Products - 0.0%
International Paper Co.		7,100	268,309

TOTAL MATERIALS			29,718,698

TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 1.2%
Verizon Communications, Inc.		266,180	11,581,492
UTILITIES - 0.4%
Electric Utilities - 0.4%
Exelon Corp.		67,300	1,998,810
PPL Corp.		29,000	953,810
Southern Co.		22,100	987,870
			3,940,490
TOTAL COMMON STOCKS
(Cost $834,176,895)			983,464,041

Convertible Preferred Stocks - 0.8%
CONSUMER DISCRETIONARY - 0.0%
Leisure Products - 0.0%
NJOY, Inc. Series D (b)(c)		9,742	4,835
HEALTH CARE - 0.8%
Health Care Equipment & Supplies - 0.8%
Alere, Inc. 3.00%		25,829	8,265,538
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $6,441,334)			8,270,373
		Principal Amount(d)	Value

Convertible Bonds - 0.3%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Tesla Motors, Inc. 1.25% 3/1/21		520,000	489,450
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc.:
3% 2/27/17		793,000	713,874
5% 10/15/18 (c)		506,549	426,864
Peabody Energy Corp. 4.75% 12/15/41		1,050,000	110,250
			1,250,988
INFORMATION TECHNOLOGY - 0.1%
Internet Software & Services - 0.1%
Twitter, Inc. 0.25% 9/15/19 (e)		1,550,000	1,355,281
TOTAL CONVERTIBLE BONDS
(Cost $3,926,722)			3,095,719

Preferred Securities - 0.0%
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Baggot Securities Ltd. 10.24% (e)(f)	EUR
(Cost $629,660)		410,000	492,356
		Shares	Value

Money Market Funds - 2.0%
Fidelity Cash Central Fund, 0.18%(g)		73	73
Fidelity Securities Lending Cash Central Fund, 0.20%(g)(h)		19,631,200	19,631,200
TOTAL MONEY MARKET FUNDS
(Cost $19,631,273)			19,631,273
TOTAL INVESTMENT PORTFOLIO - 101.7%
(Cost $864,805,884)			1,014,953,762
NET OTHER ASSETS (LIABILITIES) - (1.7)%			(17,345,681)
NET ASSETS - 100%			$997,608,081

Currency Abbreviations

EUR – European Monetary Unit

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,802,086 or 0.4% of net assets.

 (d) Amount is stated in United States dollars unless otherwise noted.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,847,637 or 0.2% of net assets.

 (f) Security is perpetual in nature with no stated maturity date.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Amyris, Inc. 5% 10/15/18	10/16/13 - 4/15/15	$506,549
First Data Holdings, Inc. Class B	6/26/14	$2,956,480
NJOY, Inc. Series D	2/14/14	$164,894

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,812
Fidelity Securities Lending Cash Central Fund	70,474
Total	$73,286

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$96,326,646	$96,321,811	$--	$4,835
Consumer Staples	83,923,749	78,404,746	5,519,003	--
Energy	89,468,063	89,468,063	--	--
Financials	219,357,247	218,814,543	542,704	--
Health Care	108,790,348	107,120,788	1,669,560	--
Industrials	128,657,496	128,657,496	--	--
Information Technology	219,970,185	216,599,798	--	3,370,387
Materials	29,718,698	25,703,951	4,014,747	--
Telecommunication Services	11,581,492	11,581,492	--	--
Utilities	3,940,490	3,940,490	--	--
Corporate Bonds	3,095,719	--	3,095,719	--
Preferred Securities	492,356	--	492,356	--
Money Market Funds	19,631,273	19,631,273	--	--
Total Investments in Securities:	$1,014,953,762	$996,244,451	$15,334,089	$3,375,222

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At September 30, 2015, the cost of investment securities for income tax purposes was $867,515,520. Net unrealized appreciation aggregated $147,438,242, of which $234,775,674 related to appreciated investment securities and $87,337,432 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Growth Opportunities Portfolio

September 30, 2015

1.808783.111
VIPGRO-QTLY-1115

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value
CONSUMER DISCRETIONARY - 17.2%
Auto Components - 0.4%
Tenneco, Inc. (a)	60,600	$2,713,062
Automobiles - 0.8%
Tesla Motors, Inc. (a)(b)	20,800	5,166,720
Hotels, Restaurants & Leisure - 2.7%
Buffalo Wild Wings, Inc. (a)	13,200	2,553,276
Chipotle Mexican Grill, Inc. (a)	5,300	3,817,325
Dunkin' Brands Group, Inc.	35,200	1,724,800
Las Vegas Sands Corp.	32,104	1,218,989
Panera Bread Co. Class A (a)	1,700	328,797
Starbucks Corp.	127,664	7,256,422
Starwood Hotels & Resorts Worldwide, Inc.	11,600	771,168
		17,670,777
Household Durables - 0.1%
Lennar Corp. Class A	15,500	746,015
Internet & Catalog Retail - 3.0%
Amazon.com, Inc. (a)	26,073	13,346,508
Netflix, Inc. (a)	29,300	3,025,518
Priceline Group, Inc. (a)	2,550	3,153,993
		19,526,019
Media - 5.5%
AMC Networks, Inc. Class A (a)	32,300	2,363,391
Charter Communications, Inc. Class A (a)(b)	38,300	6,735,055
Comcast Corp. Class A	157,239	8,943,754
IMAX Corp. (a)	31,900	1,077,901
Liberty Global PLC Class A (a)	150,800	6,475,352
Lions Gate Entertainment Corp.	45,900	1,689,120
The Walt Disney Co.	75,700	7,736,540
Twenty-First Century Fox, Inc. Class A	2,100	56,658
Zee Entertainment Enterprises Ltd.	145,657	876,216
		35,953,987
Multiline Retail - 0.3%
Dollar General Corp.	20,700	1,499,508
Target Corp.	7,000	550,620
		2,050,128
Specialty Retail - 1.4%
CarMax, Inc. (a)	44,200	2,621,944
GNC Holdings, Inc.	19,600	792,232
Home Depot, Inc.	23,210	2,680,523
TJX Companies, Inc.	42,700	3,049,634
		9,144,333
Textiles, Apparel & Luxury Goods - 3.0%
Deckers Outdoor Corp. (a)	18,000	1,045,080
lululemon athletica, Inc. (a)	102,772	5,205,402
Michael Kors Holdings Ltd. (a)	55,308	2,336,210
NIKE, Inc. Class B	44,609	5,485,569
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	30,900	4,143,072
Under Armour, Inc. Class A (sub. vtg.) (a)	18,200	1,761,396
		19,976,729

TOTAL CONSUMER DISCRETIONARY		112,947,770

CONSUMER STAPLES - 7.4%
Beverages - 1.9%
Monster Beverage Corp. (a)	26,965	3,644,050
PepsiCo, Inc.	34,300	3,234,490
SABMiller PLC	8,700	491,824
The Coca-Cola Co.	118,969	4,773,036
		12,143,400
Food & Staples Retailing - 2.7%
Costco Wholesale Corp.	48,700	7,040,559
CVS Health Corp.	68,000	6,560,640
Walgreens Boots Alliance, Inc.	40,000	3,324,000
Whole Foods Market, Inc.	22,300	705,795
		17,630,994
Food Products - 1.0%
Keurig Green Mountain, Inc.	84,002	4,379,864
Mead Johnson Nutrition Co. Class A	19,945	1,404,128
Mondelez International, Inc.	23,600	988,132
		6,772,124
Household Products - 0.6%
Procter & Gamble Co.	39,200	2,820,048
Svenska Cellulosa AB (SCA) (B Shares)	51,100	1,427,390
		4,247,438
Personal Products - 0.3%
Herbalife Ltd. (a)	30,500	1,662,250
Tobacco - 0.9%
Altria Group, Inc.	104,400	5,679,360
Philip Morris International, Inc.	3,900	309,387
		5,988,747

TOTAL CONSUMER STAPLES		48,444,953

ENERGY - 1.3%
Energy Equipment & Services - 0.7%
Dril-Quip, Inc. (a)	26,500	1,542,830
National Oilwell Varco, Inc.	16,303	613,808
Oceaneering International, Inc.	42,000	1,649,760
Schlumberger Ltd.	9,356	645,283
		4,451,681
Oil, Gas & Consumable Fuels - 0.6%
Cabot Oil & Gas Corp.	42,882	937,401
Continental Resources, Inc. (a)	28,900	837,233
EOG Resources, Inc.	7,900	575,120
Golar LNG Ltd.	5,600	156,128
Hess Corp.	6,700	335,402
PDC Energy, Inc. (a)	24,900	1,319,949
		4,161,233

TOTAL ENERGY		8,612,914

FINANCIALS - 5.5%
Banks - 1.5%
HDFC Bank Ltd. sponsored ADR	50,350	3,075,882
JPMorgan Chase & Co.	109,700	6,688,409
		9,764,291
Capital Markets - 1.5%
BlackRock, Inc. Class A	13,300	3,956,351
Charles Schwab Corp.	96,900	2,767,464
Goldman Sachs Group, Inc.	9	1,564
T. Rowe Price Group, Inc.	6,100	423,950
The Blackstone Group LP	87,400	2,767,958
		9,917,287
Consumer Finance - 0.4%
American Express Co.	11,400	845,082
Discover Financial Services	39,000	2,027,610
		2,872,692
Real Estate Investment Trusts - 2.1%
American Tower Corp.	155,700	13,698,486

TOTAL FINANCIALS		36,252,756

HEALTH CARE - 17.3%
Biotechnology - 11.1%
ACADIA Pharmaceuticals, Inc. (a)	33,118	1,095,212
Aduro Biotech, Inc.	16,400	317,668
Agios Pharmaceuticals, Inc. (a)	13,200	931,788
Alexion Pharmaceuticals, Inc. (a)	28,552	4,465,247
Alkermes PLC (a)	107,000	6,277,690
Alnylam Pharmaceuticals, Inc. (a)	35,003	2,812,841
Amgen, Inc.	42,759	5,914,425
Amicus Therapeutics, Inc. (a)	83,500	1,168,165
Asterias Biotherapeutics, Inc. (a)(b)	10,595	41,003
aTyr Pharma, Inc.	22,036	203,480
Avalanche Biotechnologies, Inc. (a)	5,300	43,672
Baxalta, Inc.	6,700	211,117
Biogen, Inc. (a)	15,300	4,464,693
BioMarin Pharmaceutical, Inc. (a)	33,100	3,486,092
BioTime, Inc. warrants 10/1/18 (a)	9,538	8,012
bluebird bio, Inc. (a)	18,100	1,548,455
Celgene Corp. (a)	20,930	2,263,998
Celldex Therapeutics, Inc. (a)	34,900	367,846
Esperion Therapeutics, Inc. (a)(b)	15,800	372,722
Gilead Sciences, Inc.	89,086	8,747,354
Insmed, Inc. (a)	76,142	1,413,957
Intercept Pharmaceuticals, Inc. (a)	2,000	331,720
Isis Pharmaceuticals, Inc. (a)(b)	158,106	6,390,645
Lexicon Pharmaceuticals, Inc. (a)	28,906	310,450
Merrimack Pharmaceuticals, Inc. (a)	89,800	764,198
Novavax, Inc. (a)	74,728	528,327
Ophthotech Corp. (a)	30,800	1,248,016
Prothena Corp. PLC (a)	22,702	1,029,309
Regeneron Pharmaceuticals, Inc. (a)	21,200	9,860,968
Regulus Therapeutics, Inc. (a)	54,400	355,776
Rigel Pharmaceuticals, Inc. (a)	111,406	275,173
Seattle Genetics, Inc. (a)(b)	69,238	2,669,817
Seres Therapeutics, Inc.	4,400	130,416
Spark Therapeutics, Inc.	500	20,865
Transition Therapeutics, Inc. (a)	97,414	174,372
uniQure B.V. (a)	700	14,315
Vertex Pharmaceuticals, Inc. (a)	21,300	2,218,182
XOMA Corp. (a)(b)	232,224	174,563
		72,652,549
Health Care Equipment & Supplies - 0.3%
Penumbra, Inc.	900	36,090
Stryker Corp.	7,500	705,750
Zeltiq Aesthetics, Inc. (a)	47,000	1,505,410
		2,247,250
Health Care Providers & Services - 2.2%
Express Scripts Holding Co. (a)	23,526	1,904,665
McKesson Corp.	54,085	10,007,348
UnitedHealth Group, Inc.	21,500	2,494,215
		14,406,228
Health Care Technology - 0.3%
athenahealth, Inc. (a)(b)	12,800	1,706,880
Castlight Health, Inc. Class B (a)	17,500	73,500
		1,780,380
Pharmaceuticals - 3.4%
AbbVie, Inc.	121,400	6,605,374
AcelRx Pharmaceuticals, Inc. (a)(b)	146,119	445,663
Allergan PLC (a)	13,263	3,605,016
Bristol-Myers Squibb Co.	57,300	3,392,160
Endo Health Solutions, Inc. (a)	18,100	1,253,968
Intra-Cellular Therapies, Inc. (a)	5,200	208,208
Mylan N.V.	13,900	559,614
Teva Pharmaceutical Industries Ltd. sponsored ADR	117,000	6,605,820
		22,675,823

TOTAL HEALTH CARE		113,762,230

INDUSTRIALS - 7.9%
Aerospace & Defense - 0.9%
Honeywell International, Inc.	24,200	2,291,498
The Boeing Co.	25,598	3,352,058
		5,643,556
Air Freight & Logistics - 0.5%
FedEx Corp.	7,000	1,007,860
United Parcel Service, Inc. Class B	22,252	2,196,050
		3,203,910
Airlines - 2.4%
American Airlines Group, Inc.	38,660	1,501,168
Controladora Vuela Compania de Aviacion S.A.B. de CV (a)	214,800	321,344
Delta Air Lines, Inc.	73,500	3,297,945
JetBlue Airways Corp. (a)	13,700	353,049
Southwest Airlines Co.	170,100	6,470,604
Spirit Airlines, Inc. (a)	49,900	2,360,270
United Continental Holdings, Inc. (a)	17,900	949,595
WestJet Airlines Ltd.	36,100	641,658
		15,895,633
Building Products - 0.0%
Caesarstone Sdot-Yam Ltd.	7,145	217,208
Electrical Equipment - 0.1%
Acuity Brands, Inc.	3,900	684,762
Industrial Conglomerates - 0.9%
3M Co.	13,100	1,857,187
Danaher Corp.	46,600	3,970,786
		5,827,973
Machinery - 0.2%
Caterpillar, Inc.	10,300	673,208
Cummins, Inc.	5,600	608,048
		1,281,256
Professional Services - 0.5%
TriNet Group, Inc. (a)	199,900	3,358,320
Road & Rail - 2.1%
CSX Corp.	15,800	425,020
Genesee & Wyoming, Inc. Class A (a)	26,500	1,565,620
Hertz Global Holdings, Inc. (a)	27,500	460,075
J.B. Hunt Transport Services, Inc.	45,210	3,227,994
Kansas City Southern	11,100	1,008,768
TransForce, Inc. (b)	36,700	656,997
Union Pacific Corp.	74,800	6,613,068
		13,957,542
Trading Companies & Distributors - 0.3%
HD Supply Holdings, Inc. (a)	56,900	1,628,478

TOTAL INDUSTRIALS		51,698,638

INFORMATION TECHNOLOGY - 36.4%
Communications Equipment - 0.7%
Infinera Corp. (a)	82,973	1,622,952
QUALCOMM, Inc.	55,212	2,966,541
		4,589,493
Internet Software & Services - 11.8%
Alibaba Group Holding Ltd. sponsored ADR (b)	109,500	6,457,215
eBay, Inc. (a)	25,000	611,000
Endurance International Group Holdings, Inc. (a)(b)	654,100	8,738,776
Facebook, Inc. Class A (a)	137,710	12,380,129
GoDaddy, Inc. (a)(b)	337,600	8,510,896
Google, Inc.:
Class A (a)	28,702	18,322,496
Class C	30,063	18,290,930
LinkedIn Corp. Class A (a)	1,900	361,247
Rackspace Hosting, Inc. (a)	36,800	908,224
Twitter, Inc. (a)	10,000	269,400
Wix.com Ltd. (a)	147,807	2,574,798
		77,425,111
IT Services - 7.7%
Alliance Data Systems Corp. (a)	21,800	5,645,764
Cognizant Technology Solutions Corp. Class A (a)	169,564	10,616,402
EPAM Systems, Inc. (a)	59,700	4,448,844
Fidelity National Information Services, Inc.	49,800	3,340,584
MasterCard, Inc. Class A	98,400	8,867,808
PayPal Holdings, Inc. (a)	25,000	776,000
Sabre Corp.	137,800	3,745,404
Visa, Inc. Class A	183,800	12,803,508
		50,244,314
Semiconductors & Semiconductor Equipment - 3.1%
Applied Micro Circuits Corp. (a)(b)	35,827	190,241
Avago Technologies Ltd.	30,000	3,750,300
Broadcom Corp. Class A	69,100	3,553,813
Cypress Semiconductor Corp.	159,000	1,354,680
Micron Technology, Inc. (a)	25,800	386,484
NVIDIA Corp.	150,200	3,702,430
Qorvo, Inc. (a)	163,900	7,383,695
		20,321,643
Software - 4.8%
Adobe Systems, Inc. (a)	25,300	2,080,166
Citrix Systems, Inc. (a)	4,400	304,832
Fortinet, Inc. (a)	9,700	412,056
Interactive Intelligence Group, Inc. (a)	39,400	1,170,574
Microsoft Corp.	235,549	10,425,399
Oracle Corp.	18,870	681,584
Red Hat, Inc. (a)	31,800	2,285,784
Salesforce.com, Inc. (a)	164,066	11,391,102
ServiceNow, Inc. (a)	26,600	1,847,370
VMware, Inc. Class A (a)	4,800	378,192
Workday, Inc. Class A (a)	9,600	661,056
		31,638,115
Technology Hardware, Storage & Peripherals - 8.3%
Apple, Inc.	442,843	48,845,582
Electronics for Imaging, Inc. (a)	76,600	3,315,248
Nimble Storage, Inc. (a)(b)	86,700	2,091,204
		54,252,034

TOTAL INFORMATION TECHNOLOGY		238,470,710

MATERIALS - 3.0%
Chemicals - 2.6%
E.I. du Pont de Nemours & Co.	19,300	930,260
LyondellBasell Industries NV Class A	104,500	8,711,120
Monsanto Co.	43,969	3,752,314
PPG Industries, Inc.	17,000	1,490,730
The Chemours Co. LLC	3,860	24,974
The Dow Chemical Co.	50,500	2,141,200
		17,050,598
Containers & Packaging - 0.4%
Sealed Air Corp.	57,200	2,681,536
WestRock Co.	1,695	87,191
		2,768,727

TOTAL MATERIALS		19,819,325

TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.2%
Verizon Communications, Inc.	33,600	1,461,936
Wireless Telecommunication Services - 0.5%
T-Mobile U.S., Inc. (a)	81,000	3,224,610

TOTAL TELECOMMUNICATION SERVICES		4,686,546

UTILITIES - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Ormat Technologies, Inc.	12,000	408,360
TOTAL COMMON STOCKS
(Cost $451,119,813)		635,104,202

Convertible Preferred Stocks - 0.8%
CONSUMER STAPLES - 0.2%
Food & Staples Retailing - 0.1%
Blue Apron, Inc. Series D (c)	45,022	600,004
Tobacco - 0.1%
PAX Labs, Inc. Series C (c)	215,881	831,142

TOTAL CONSUMER STAPLES		1,431,146

FINANCIALS - 0.1%
Real Estate Management & Development - 0.1%
Redfin Corp. Series G (c)	152,148	534,039
INFORMATION TECHNOLOGY - 0.5%
Internet Software & Services - 0.4%
Uber Technologies, Inc. Series D, 8.00% (a)(c)	66,008	2,616,557
Software - 0.1%
Cloudera, Inc. Series F (a)(c)	6,366	208,996
Cloudflare, Inc. Series D (c)	5,997	42,245
MongoDB, Inc. Series F, 8.00% (a)(c)	82,814	639,324
		890,565

TOTAL INFORMATION TECHNOLOGY		3,507,122

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $4,471,285)		5,472,307
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.06% 10/29/15
(Cost $499,979)	500,000	500,006
	Shares	Value

Money Market Funds - 9.8%
Fidelity Cash Central Fund, 0.18% (d)	24,678,063	$24,678,063
Fidelity Securities Lending Cash Central Fund, 0.20% (d)(e)	39,885,680	39,885,680
TOTAL MONEY MARKET FUNDS
(Cost $64,563,743)		64,563,743
TOTAL INVESTMENT PORTFOLIO - 107.5%
(Cost $520,654,820)		705,640,258
NET OTHER ASSETS (LIABILITIES) - (7.5)%		(49,467,260)
NET ASSETS - 100%		$656,172,998

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,472,307 or 0.8% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Blue Apron, Inc. Series D	5/18/15	$600,004
Cloudera, Inc. Series F	2/5/14	$92,689
Cloudflare, Inc. Series D	11/5/14	$36,735
MongoDB, Inc. Series F, 8.00%	10/2/13	$1,384,992
PAX Labs, Inc. Series C	5/22/15	$831,142
Redfin Corp. Series G	12/16/14	$501,738
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$1,023,986

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$15,332
Fidelity Securities Lending Cash Central Fund	171,841
Total	$187,173

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$112,947,770	$112,071,554	$876,216	$--
Consumer Staples	49,876,099	48,444,953	--	1,431,146
Energy	8,612,914	8,612,914	--	--
Financials	36,786,795	36,252,756	--	534,039
Health Care	113,762,230	113,558,750	203,480	--
Industrials	51,698,638	51,698,638	--	--
Information Technology	241,977,832	238,470,710	--	3,507,122
Materials	19,819,325	19,819,325	--	--
Telecommunication Services	4,686,546	4,686,546	--	--
Utilities	408,360	408,360	--	--
U.S. Government and Government Agency Obligations	500,006	--	500,006	--
Money Market Funds	64,563,743	64,563,743	--	--
Total Investments in Securities:	$705,640,258	$698,588,249	$1,579,702	$5,472,307

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At September 30, 2015, the cost of investment securities for income tax purposes was $521,286,721. Net unrealized appreciation aggregated $184,353,537, of which $220,962,483 related to appreciated investment securities and $36,608,946 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Value Strategies Portfolio

September 30, 2015

1.808798.111
VIPVS-QTLY-1115

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.0%
	Shares	Value
CONSUMER DISCRETIONARY - 24.2%
Auto Components - 4.9%
Delphi Automotive PLC	239,531	$18,213,937
Tenneco, Inc. (a)	53,576	2,398,598
		20,612,535
Automobiles - 3.2%
General Motors Co.	427,664	12,838,473
Volkswagen AG	6,136	719,576
		13,558,049
Diversified Consumer Services - 1.4%
Service Corp. International	218,900	5,932,190
Hotels, Restaurants & Leisure - 2.1%
Cedar Fair LP (depositary unit)	75,680	3,981,525
Wyndham Worldwide Corp.	66,533	4,783,723
		8,765,248
Household Durables - 4.4%
Calatlantic Group, Inc. (a)(b)	621,250	4,970,000
Lennar Corp. Class A	141,314	6,801,443
PulteGroup, Inc.	247,811	4,676,194
Ryland Group, Inc. (b)	50,400	2,057,832
		18,505,469
Leisure Products - 3.5%
Hasbro, Inc.	88,803	6,406,248
Vista Outdoor, Inc. (a)	185,600	8,246,208
		14,652,456
Media - 1.1%
Omnicom Group, Inc.	39,088	2,575,899
Regal Entertainment Group Class A (b)	107,600	2,011,044
		4,586,943
Specialty Retail - 3.3%
Asbury Automotive Group, Inc. (a)	114,359	9,280,233
GameStop Corp. Class A (b)	104,187	4,293,546
		13,573,779
Textiles, Apparel & Luxury Goods - 0.3%
PVH Corp.	11,600	1,182,504

TOTAL CONSUMER DISCRETIONARY		101,369,173

CONSUMER STAPLES - 7.4%
Beverages - 3.0%
Cott Corp.	1,168,761	12,629,100
Food & Staples Retailing - 1.8%
CVS Health Corp.	78,900	7,612,272
Food Products - 1.8%
Bunge Ltd.	33,986	2,491,174
Calavo Growers, Inc.	77,272	3,449,422
SunOpta, Inc. (a)	320,515	1,557,703
		7,498,299
Household Products - 0.8%
Procter & Gamble Co.	47,300	3,402,762

TOTAL CONSUMER STAPLES		31,142,433

ENERGY - 3.6%
Energy Equipment & Services - 0.5%
Halliburton Co.	59,700	2,110,395
Oil, Gas & Consumable Fuels - 3.1%
EP Energy Corp. (a)(b)	87,400	450,110
HollyFrontier Corp.	49,800	2,432,232
Kinder Morgan, Inc.	55,400	1,533,472
The Williams Companies, Inc.	51,400	1,894,090
Valero Energy Corp.	108,900	6,544,890
		12,854,794

TOTAL ENERGY		14,965,189

FINANCIALS - 14.3%
Banks - 11.0%
Bank of America Corp.	1,116,687	17,397,983
CIT Group, Inc.	51,151	2,047,575
Citigroup, Inc.	75,677	3,754,336
JPMorgan Chase & Co.	38,700	2,359,539
Regions Financial Corp.	253,237	2,281,665
U.S. Bancorp	287,116	11,774,627
Wells Fargo & Co.	125,630	6,451,101
		46,066,826
Capital Markets - 0.7%
The Blackstone Group LP	89,000	2,818,630
Insurance - 2.6%
AFLAC, Inc.	83,814	4,872,108
American International Group, Inc.	67,102	3,812,736
Unum Group	68,940	2,211,595
		10,896,439

TOTAL FINANCIALS		59,781,895

HEALTH CARE - 16.4%
Health Care Equipment & Supplies - 6.0%
Alere, Inc. (a)	57,317	2,759,814
Boston Scientific Corp. (a)	594,200	9,750,822
St. Jude Medical, Inc.	154,200	9,728,478
Zimmer Biomet Holdings, Inc.	29,200	2,742,756
		24,981,870
Health Care Providers & Services - 3.7%
DaVita HealthCare Partners, Inc. (a)	52,704	3,812,080
Universal Health Services, Inc. Class B	92,786	11,580,621
		15,392,701
Life Sciences Tools & Services - 0.7%
PerkinElmer, Inc.	69,100	3,175,836
Pharmaceuticals - 6.0%
Johnson & Johnson	62,500	5,834,375
Merck & Co., Inc.	130,100	6,425,639
Sanofi SA sponsored ADR	271,456	12,886,016
		25,146,030

TOTAL HEALTH CARE		68,696,437

INDUSTRIALS - 7.1%
Aerospace & Defense - 4.3%
Esterline Technologies Corp. (a)	59,878	4,304,629
Honeywell International, Inc.	46,400	4,393,616
Orbital ATK, Inc.	92,850	6,673,130
Textron, Inc.	74,433	2,801,658
		18,173,033
Machinery - 1.6%
Blount International, Inc.	161,296	898,419
Deere & Co. (b)	28,700	2,123,800
Ingersoll-Rand PLC	69,300	3,518,361
		6,540,580
Road & Rail - 0.4%
Hertz Global Holdings, Inc. (a)	106,000	1,773,380
Trading Companies & Distributors - 0.8%
Aircastle Ltd.	155,500	3,204,855

TOTAL INDUSTRIALS		29,691,848

INFORMATION TECHNOLOGY - 9.1%
Communications Equipment - 0.4%
Cisco Systems, Inc.	66,600	1,748,250
IT Services - 0.9%
Fidelity National Information Services, Inc.	55,140	3,698,791
Semiconductors & Semiconductor Equipment - 2.2%
Cypress Semiconductor Corp. (b)	501,772	4,275,097
Micron Technology, Inc. (a)	181,942	2,725,491
ON Semiconductor Corp. (a)	215,291	2,023,735
		9,024,323
Software - 1.5%
Microsoft Corp.	142,876	6,323,692
Technology Hardware, Storage & Peripherals - 4.1%
Apple, Inc.	156,640	17,277,392

TOTAL INFORMATION TECHNOLOGY		38,072,448

MATERIALS - 9.5%
Chemicals - 8.5%
Ashland, Inc.	27,700	2,787,174
Axiall Corp.	94,539	1,483,317
LyondellBasell Industries NV Class A	321,508	26,800,905
PPG Industries, Inc.	51,494	4,515,509
		35,586,905
Containers & Packaging - 1.0%
WestRock Co.	79,200	4,074,048

TOTAL MATERIALS		39,660,953

TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.9%
Level 3 Communications, Inc. (a)	185,765	8,116,073
UTILITIES - 2.5%
Independent Power and Renewable Electricity Producers - 1.1%
Calpine Corp. (a)	273,937	3,999,480
The AES Corp.	92,192	902,560
		4,902,040
Multi-Utilities - 1.4%
Sempra Energy	59,761	5,780,084

TOTAL UTILITIES		10,682,124

TOTAL COMMON STOCKS
(Cost $267,103,020)		402,178,573
	Principal Amount	Value

Nonconvertible Bonds - 0.2%
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Peabody Energy Corp. 6.25% 11/15/21 (Cost $4,236,786)	4,595,000	941,975
	Shares	Value

Money Market Funds - 5.6%
Fidelity Cash Central Fund, 0.18% (c)	15,224,496	15,224,496
Fidelity Securities Lending Cash Central Fund, 0.20% (c)(d)	8,372,009	8,372,009
TOTAL MONEY MARKET FUNDS
(Cost $23,596,505)		23,596,505
TOTAL INVESTMENT PORTFOLIO - 101.8%
(Cost $294,936,311)		426,717,053
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(7,711,506)
NET ASSETS - 100%		$419,005,547

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$15,758
Fidelity Securities Lending Cash Central Fund	136,527
Total	$152,285

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$101,369,173	$101,369,173	$--	$--
Consumer Staples	31,142,433	31,142,433	--	--
Energy	14,965,189	14,965,189	--	--
Financials	59,781,895	59,781,895	--	--
Health Care	68,696,437	68,696,437	--	--
Industrials	29,691,848	29,691,848	--	--
Information Technology	38,072,448	38,072,448	--	--
Materials	39,660,953	39,660,953	--	--
Telecommunication Services	8,116,073	8,116,073	--	--
Utilities	10,682,124	10,682,124	--	--
Corporate Bonds	941,975	--	941,975	--
Money Market Funds	23,596,505	23,596,505	--	--
Total Investments in Securities:	$426,717,053	$425,775,078	$941,975	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At September 30, 2015, the cost of investment securities for income tax purposes was $294,977,095. Net unrealized appreciation aggregated $131,739,958, of which $148,788,128 related to appreciated investment securities and $17,048,170 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund III’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund III

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 27, 2015

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	November 27, 2015